General (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 15, 2024	Dec. 31, 2024	Jan. 28, 2024	Jan. 25, 2024	Dec. 31, 2023	Jul. 31, 2023
General [Line Items]
Aggregate gross proceeds (in Dollars)				$ 7,275
Ownership interest percentage	4.99%
Cash and cash equivalents (in Dollars)		$ 6,000
GERD IP Inc [Member]
General [Line Items]
Shares issued percentage		90.00%			90.00%
Shares outstanding percentage		90.00%			90.00%
Eventer Technologies Ltd [Member]
General [Line Items]
Shares issued percentage		58.40%			58.40%
Shares outstanding percentage		46.21%			46.21%
Gix Internet Ltd [Member]
General [Line Items]
Shares issued percentage		45.74%			45.74%
Shares outstanding percentage		45.74%			45.74%
Charging Robotics Inc. [Member]
General [Line Items]
Shares issued percentage		64.36%			67.00%
Shares outstanding percentage		64.36%			67.00%
Jeffs’ Brands Ltd.[Member]
General [Line Items]
Shares issued percentage		1.86%	13.37%		34.11%
Shares outstanding percentage		1.86%	13.37%		34.11%
Parazero Technologies Ltd. [Member]
General [Line Items]
Aggregate gross proceeds (in Dollars)						$ 7,800
Ownership interest percentage		5.70%
Laminera Flow Optimization Ltd. [Member]
General [Line Items]
Ownership interest percentage		19.70%
Solterra Eneregy Ltd. [Member]
General [Line Items]
Ownership interest percentage		13.14%
Metagramm Software Ltd. [Member]
General [Line Items]
Ownership interest percentage		19.99%
Zig Miami 54 LLC [Member]
General [Line Items]
Ownership interest percentage		60.00%